Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2020
Entity Registrant Name	MFS SERIES TRUST IX
Entity Central Index Key	0000063075
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 31, 2020
Document Effective Date	Jul. 31, 2020
Prospectus Date	Aug. 01, 2020
MFS® Total Return Bond Fund | R6
Prospectus:
Trading Symbol	MRBKX
MFS® Total Return Bond Fund | R3
Prospectus:
Trading Symbol	MRBHX
MFS® Total Return Bond Fund | R2
Prospectus:
Trading Symbol	MRRRX
MFS® Total Return Bond Fund | R1
Prospectus:
Trading Symbol	MRBGX
MFS® Total Return Bond Fund | I
Prospectus:
Trading Symbol	MRBIX
MFS® Total Return Bond Fund | C
Prospectus:
Trading Symbol	MRBCX
MFS® Total Return Bond Fund | B
Prospectus:
Trading Symbol	MRBBX
MFS® Total Return Bond Fund | 529C
Prospectus:
Trading Symbol	ECRBX
MFS® Total Return Bond Fund | 529B
Prospectus:
Trading Symbol	EBRBX
MFS® Total Return Bond Fund | 529A
Prospectus:
Trading Symbol	EARBX
MFS® Total Return Bond Fund | R4
Prospectus:
Trading Symbol	MRBJX
MFS® Total Return Bond Fund | A
Prospectus:
Trading Symbol	MRBFX